Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2024 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Denmark (12.9%)
	Air Freight & Logistics
63,495	DSV AS	$11,359,873
	Pharmaceuticals
49,810	Novo Nordisk AS, Class B	5,693,501
	Total Denmark	17,053,374
	France (14.5%)
	Beverages
14,123	Pernod Ricard SA	2,315,968
	Hotels, Restaurants & Leisure
102,666	Accor SA	4,054,639
	Textiles, Apparel & Luxury Goods
5,425	Hermes International SCA	11,444,900
1,728	LVMH Moet Hennessy Louis Vuitton SE	1,437,797
		12,882,697
	Total France	19,253,304
	Italy (10.2%)
	Beverages
249,379	Davide Campari-Milano NV	2,526,517
	Textiles, Apparel & Luxury Goods
179,243	Moncler SpA	11,026,442
	Total Italy	13,552,959
	Netherlands (10.3%)
	Financial Services
4,506	Adyen NV (a)	5,651,365
	Semiconductors & Semiconductor Equipment
9,133	ASML Holding NV	7,923,680
	Total Netherlands	13,575,045
	Norway (0.7%)
	Machinery
521,286	AutoStore Holdings Ltd. (a)	951,573
	Poland (2.0%)
	Broadline Retail
349,784	Allegro.eu SA (a)	2,640,554
	Sweden (5.4%)
	Biotechnology
37,196	Vitrolife AB	612,372
	Hotels, Restaurants & Leisure
56,464	Evolution AB	6,592,939
	Total Sweden	7,205,311
	Switzerland (20.2%)
	Food Products
51	Chocoladefabriken Lindt & Spruengli AG (Registered)	6,464,707
	Health Care Equipment & Supplies
42,115	Straumann Holding AG (Registered)	6,397,326
	Marine Transportation
18,783	Kuehne & Nagel International AG (Registered)	6,365,176
	Textiles, Apparel & Luxury Goods
14,375	Cie Financiere Richemont SA, Class A (Registered)	2,135,184
200,542	On Holding AG, Class A (a)(b)	5,326,396
		7,461,580
	Total Switzerland	26,688,789
	United Kingdom (11.1%)
	Beverages
48,279	Diageo PLC	1,743,734
	Capital Markets
53,780	London Stock Exchange Group PLC	6,083,273
	Hotels, Restaurants & Leisure
2,286,079	Deliveroo PLC (a)	3,394,430

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

NUMBER OF SHARES		VALUE
	Interactive Media & Services
497,030	Rightmove PLC	$3,517,567
	Total United Kingdom	14,739,004
	United States (10.8%)
	Entertainment
57,684	Spotify Technology SA (a)	12,422,250
	Textiles, Apparel & Luxury Goods
40,752	Birkenstock Holding PLC (a)	1,890,485
	Total United States	14,312,735
	Total Common Stocks (Cost $100,770,814)	129,972,648

NUMBER OF SHARES (000)
Short-Term Investment (1.8%)
Investment Company (1.8%)
2,432	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (c) (Cost $2,432,133)	$2,432,133

Total Investments (Cost $103,202,947) including $5,061,752 of Securities Loaned (d)(e)(f)	99.9%	132,404,781
Other Assets in Excess of Liabilities	0.1	72,218
Net Assets	100.0%	132,476,999

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2024, were $5,061,752 and $5,383,829, respectively. The Fund received non-cash collateral of $5,383,829 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2024, advisory fees paid were reduced by approximately $4,368 relating to the Fund's investment in the Liquidity Fund.
(d)	The fair value and percentage of net assets, $110,333,517 and 83.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At January 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,760,638 and the aggregate gross unrealized depreciation is $3,558,804, resulting in net unrealized appreciation of $29,201,834.

Consolidated Summary of Investments

Industry	Value	Percent of Total Investments
Textiles, Apparel & Luxury Goods	$33,261,204	25.1%
Hotels, Restaurants & Leisure	14,042,008	10.6
Entertainment	12,422,250	9.4
Air Freight & Logistics	11,359,873	8.6
Semiconductors & Semiconductor Equipment	7,923,680	6.0
Beverages	6,586,219	5.0
Food Products	6,464,707	4.9
Health Care Equipment & Supplies	6,397,326	4.8
Marine Transportation	6,365,176	4.8
Capital Markets	6,083,273	4.6
Pharmaceuticals	5,693,501	4.3
Financial Services	5,651,365	4.3
Interactive Media & Services	3,517,567	2.6
Broadline Retail	2,640,554	2.0
Investment Company	2,432,133	1.8
Machinery	951,573	0.7
Biotechnology	612,372	0.5
Total Investments	$132,404,781	100.0%

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2024 (unaudited)

Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

In connection with Rule 2a−5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Freight & Logistics	$—	$11,359,873	$—	$11,359,873
Beverages	—	6,586,219	—	6,586,219
Biotechnology	—	612,372	—	612,372
Broadline Retail	—	2,640,554	—	2,640,554
Capital Markets	—	6,083,273	—	6,083,273
Entertainment	12,422,250	—	—	12,422,250
Financial Services	—	5,651,365	—	5,651,365
Food Products	—	6,464,707	—	6,464,707
Health Care Equipment & Supplies	—	6,397,326	—	6,397,326
Hotels, Restaurants & Leisure	—	14,042,008	—	14,042,008
Interactive Media & Services	—	3,517,567	—	3,517,567
Machinery	—	951,573	—	951,573
Marine Transportation	—	6,365,176	—	6,365,176
Pharmaceuticals	—	5,693,501	—	5,693,501
Semiconductors & Semiconductor Equipment	—	7,923,680	—	7,923,680
Textiles, Apparel & Luxury Goods	7,216,881	26,044,323	—	33,261,204
Total Common Stocks	19,639,131	110,333,517	—	129,972,648
Short-Term Investment
Investment Company	2,432,133	—	—	2,432,133
Total Assets	$22,071,264	$110,333,517	$—	$132,404,781

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.